File No. 333-17255
                                           Rule 497(e)

                  STEIN ROE ADVISOR TRUST
               Stein Roe Advisor Special Fund

         Supplement to February 14, 1997 Prospectus
                  _____________________

	Bruce Dunn, 62, co-portfolio manager of SR&F Special Portfolio, has announced his intention to retire as portfolio manager on June 30, 1997, after 32 years of valuable service to Stein Roe & Farnham Incorporated. Stein Roe & Farnham Incorporated is actively seeking a replacement for Mr. Dunn. In the interim, Richard Peterson will continue to manage the Fund. Mr. Peterson has co-managed the Portfolio with Mr. Dunn since its inception.

          This Supplement is Dated April 11, 1997

                  STEIN ROE ADVISOR TRUST
           Stein Roe Advisor Special Venture Fund

         Supplement to February 14, 1997 Prospectus
                  _____________________

	Bruce Dunn, 62, co-portfolio manager of SR&F Special Venture Portfolio, has announced his intention to retire as portfolio manager on June 30, 1997, after 32 years of valuable service to Stein Roe & Farnham Incorporated. Stein Roe & Farnham Incorporated is actively seeking a replacement for Mr. Dunn. In the interim, Richard Peterson will continue to manage the Fund. Mr. Peterson has co-managed the Portfolio with Mr. Dunn since its inception.

          This Supplement is Dated April 11, 1997